Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock And Incentive Plan [Abstract]
Intrinsic value of options exercised	$ 3,071	$ 2,700	$ 1,393
Fair value of options vested	$ 2,077	$ 2,373	$ 2,266